Convertible Note (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 16, 2022	Mar. 31, 2022
Convertible Note (Details) [Line Items]
Principal amount	$ 2,804,848
Debt issuance discount	168,291
Legal and other transaction costs	$ 20,000
Material terms of convertible notes, description	Material Terms of the Convertible Note: ● Interest accrues on the outstanding balance of the Note at 6% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note. ● Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law. ● Subject to adjustment as set forth in this Note, the price at which Lender has the right to convert all or any portion of the Outstanding Balance into Ordinary Shares is $0.30 per share (the “Lender Conversion Price”). ● Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.
Equity component amount		$ 418,410
Interest rate to derive the liability		24.80%
Conversion Option [Member]
Convertible Note (Details) [Line Items]
Equity component amount		$ 418,410
Private Placement [Member]
Convertible Note (Details) [Line Items]
Warrants value		448,291
Issuance costs attributable to liability component		381,418
Forbearance Agreements [Member]
Convertible Note (Details) [Line Items]
Equity component		$ 66,873